Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)		3 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative warrant liabilities beginning
Issuance of Public and Private Warrants - over-allotment			$ 1,651,460
Transfer of Public Warrants to Level 1 Measurement			(10,607,720)
Issuance of Public and Private Warrants	19,042,300
Change in fair value of derivative warrant liabilities	(314,250)	$ (5,888,090)	7,486,420
Derivative warrant liabilities ending	$ 18,728,050	$ 11,370,120	$ 17,258,210